UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2011
                                               ------------------
Check here if Amendment [  ]; Amendment Number:
                                               -------

     This Amendment (Check only one.):         [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
           --------------------------------------------------
Address:    598 Madison Avenue
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 245-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Thomas M. Fitzgerald III      New York, New York      11/14/11
-----------------------------    -------------------      ----------------
[Signature]                       [City, State]                [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                         --------------
Form 13F Information Table Entry Total:              23
                                         --------------
Form 13F Information Table Value Total:  $      147,531
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number               Name

NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AGL RES INC               COM            001204106    3,178   78,000 SH       SOLE                 78,000      0    0
ADA ES INC                COM            005208103      266   17,416 SH       SOLE                 17,416      0    0
ALLIANT ENERGY CORP       COM            018802108    3,094   80,000 SH       SOLE                 80,000      0    0
CENTERPOINT ENERGY INC    COM            15189T107    9,661  492,420 SH       SOLE                492,420      0    0
CHART INDS INC            COM PAR $0.01  16115Q308    4,744  112,482 SH       SOLE                112,482      0    0
CROSSTEX ENERGY INC       COM            22765Y104    4,068  301,784 SH       SOLE                301,784      0    0
DTE ENERGY CO             COM            233331107   16,534  337,287 SH       SOLE                337,287      0    0
EDISON INTL               COM            281020107   20,362  532,341 SH       SOLE                532,341      0    0
FIRSTENERGY CORP          COM            337932107   11,440  254,734 SH       SOLE                254,734      0    0
FUEL TECH INC             COM            359523107      746  128,200 SH       SOLE                128,200      0    0
INTEGRYS ENERGY GROUP INC COM            45822P105    4,522   93,000 SH       SOLE                 93,000      0    0
KANSAS CITY SOUTHERN      COM NEW        485170302    3,077   61,592 SH       SOLE                 61,592      0    0
KIOR INC                  CL A           497217109    5,629  271,408 SH       SOLE                271,408      0    0
MFRI INC                  COM            552721102      623   86,486 SH       SOLE                 86,486      0    0
NRG ENERGY INC            COM NEW        629377508    5,365  252,945 SH       SOLE                252,945      0    0
NEXTERA ENERGY INC        COM            65339F101    3,214   59,500 SH       SOLE                 59,500      0    0
NISOURCE INC              COM            65473p105   17,557  821,200 SH       SOLE                821,200      0    0
NORTHWEST NAT GAS CO      COM            667655104    7,792  176,682 SH       SOLE                176,682      0    0
NV ENERGY INC             COM            67073Y106   11,132  756,773 SH       SOLE                756,773      0    0
OGE ENERGY CORP           COM            670837103    8,021  167,843 SH       SOLE                167,843      0    0
SOUTHWEST GAS CORP        COM            844895102    3,585   99,119 SH       SOLE                 99,119      0    0
SPECTRA ENERGY CORP       COM            847560109    2,897  118,113 SH       SOLE                118,113      0    0
WABASH NATL CORP          COM            929566107       24    5,000 SH       SOLE                  5,000      0    0